Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2015
Short-term borrowings and long-term debt
Short-term borrowings and long-term debt

11. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2014 and 2015 consist of the following:

	Yen in millions
	March 31
	2014	2015
Loans, principally from banks with average interest at March 31, 2014 and 2015 of 0.31% and 0.17% per annum, respectively	¥22,600	¥52,401

	¥22,600	¥52,401

As of March 31, 2015, NIDEC had unused lines of credit amounting to ¥273,558 million with banks. Under these programs, NIDEC is authorized to obtain short-term financing at prevailing interest rates.

Long-term debt at March 31, 2014 and 2015 are comprised of the following:

	Yen in millions
	March 31
	2014	2015
Unsecured loans, representing obligations principally to banks
Due 2014 to 2026 in 2014 with interest ranging from 0.00% to 6.80% per annum in 2014	¥77,804	—
Due 2015 to 2026 in 2015 with interest ranging from 0.17% to 6.40% per annum in 2015	—	¥53,789
Secured loans, representing obligations principally to banks
Due 2015 to 2024 in 2015 with interest ranging from 1.45% to 3.50% per annum in 2015	—	1,372
Zero coupon convertible bonds due 2015 Convertible at ¥5,313 for one common share	95,891	21,455
Unsecured straight bonds due 2017 Interest at 0.39% per annum in 2014 and 2015	65,000	65,000
Unsecured straight bonds due 2019 Interest at 0.60% per annum in 2014 and 2015	15,000	15,000
Unsecured straight bonds due 2022 Interest at 0.96% per annum in 2014 and 2015	20,000	20,000
Unsecured straight bonds due 2016 Interest at 0.21% per annum in 2014 and 2015	50,000	50,000
Unsecured straight bonds due 2014 Issued by subsidiaries in 2011 which was newly consolidated in 2013 Interest at 0.72% per annum in 2014	100	—
Capital lease obligations
Due 2014 to 2019 in 2014, with interest ranging from 0.00% to 15.74% per annum in 2014	4,861	—
Due 2015 to 2020 in 2015, with interest ranging from 0.00% to 15.74 % per annum in 2015	—	3,481

	328,656	230,097
Less - Bonds current portion due within one year	(100)	(21,455)
Less - Long-term debt current portion due within one year	(27,478)	(22,106)
Less - Capital lease obligation current portion due within one year	(1,667)	(1,924)

	¥299,411	¥184,612

Detail of Euro Yen denominated zero coupon convertible bonds due 2015 is as follows;

	Yen in millions
	March 31
	2014	2015
Principal amount	¥95,750	¥21,445
Unamortized premium	141	10

Total	¥95,891	¥21,455

The Euro Yen Convertible Bonds with Stock Acquisition Rights due 2015, which are listed at Singapore Stock Exchange, were issued on September 21, 2010, and are redeemable at 100% of principal amount on September 18, 2015 (maturity date).

On April 1, 2014, the Company completed a two-for-one stock split. As a result, the conversion price of the Company’s Euro Yen Convertible Bonds with Stock Acquisition Rights due 2015 is adjusted from  ¥10,626 to  ¥5,313 and the number of potential shares based on conversion options associated with the convertible bonds is changed from 9,010,916 to 18,021,833, pursuant to the Terms and Conditions of the Bonds set forth in the Offering Circular. The number of potential shares based on conversion options associated with the convertible bonds is 4,036,325 as of March 31, 2015.

The bonds are included in the calculation of diluted earnings per share as their impact is dilutive.

The bonds were reclassified from Long-term debt to Current portion of long-term debt, since the bonds will be redeemed at maturity within one year.

The bonds decreased  ¥74,436 million from  ¥95,891 million as of March 31, 2014 to  ¥21,455 million as of March 31, 2015 due to exercises of stock acquisition rights relating to convertible bonds, which led to the allocation of treasury stock and issuances of new shares.

NIDEC was not required to bifurcate any of the embedded features contained in the bonds for accounting purposes.

The aggregate amounts of annual maturity of long-term debt after March 31, 2015 are as follows:

Yen in millions
Year ending March 31
2016	¥45,485
2017	81,842
2018	66,601
2019	442
2020	15,295
2021 and thereafter	¥20,432

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. As of March 31, 2015, certain subsidiary pledges machinery, land and marketable securities with the sum of book value of ¥2,236 million as collateral for ¥1,372 million of long-term debt.